Information About Components of Consolidated Statements of Financial Position - Schedule of Property, Plant and Equipment (Details) - Property Plant And Equipments [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning	$ 74,612,434	$ 68,159,339
Additions	5,987,922	10,753,187
Reclassification within PPE
Disposals	(173,089)	(211,262)
Depreciation of the year	(6,015,700)	(5,799,998)
Foreign currency translation	189,604	(1,255,978)
Loss of control	(74,575,314)	(254,898)
Business combination	3,319,313
Net carrying amount ending	3,345,170	74,612,434
Reclassification from Investment properties		3,222,044
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning	503,950	360,575
Additions	39,611	238,679
Reclassification within PPE
Disposals	(4,791)
Depreciation of the year	(82,495)	(81,507)
Foreign currency translation	3,947	(13,324)
Loss of control	(449,942)	(473)
Business combination
Net carrying amount ending	10,280	503,950
Reclassification from Investment properties
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning	2,192,627	2,053,263
Additions	35,915	1,077,988
Reclassification within PPE
Disposals	(17,239)	(1,677)
Depreciation of the year	(882,264)	(908,040)
Foreign currency translation	1,023	(775)
Loss of control	(1,330,062)	(28,132)
Business combination
Net carrying amount ending		2,192,627
Reclassification from Investment properties
Equipment and computer software [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning	528,816	198,364
Additions	75,297	725,706
Reclassification within PPE
Disposals	(323)	(8,184)
Depreciation of the year	(273,912)	(354,379)
Foreign currency translation	16,012	(27,650)
Loss of control	(331,763)	(5,041)
Business combination
Net carrying amount ending	14,127	528,816
Reclassification from Investment properties
Fixtures and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning	2,805,076	2,925,032
Additions	9,084	731,699
Reclassification within PPE	225,338
Disposals	(6,789)	6,295
Depreciation of the year	(860,822)	(812,810)
Foreign currency translation	6,350	(1,663)
Loss of control	(2,178,237)	(43,477)
Business combination
Net carrying amount ending		2,805,076
Reclassification from Investment properties
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning	16,722,642	14,586,768
Additions	563,352	5,460,655
Reclassification within PPE	122,653
Disposals	(143,947)	(154,492)
Depreciation of the year	(2,895,031)	(2,661,097)
Foreign currency translation	81,204	(409,769)
Loss of control	(14,449,423)	(99,423)
Business combination
Net carrying amount ending	1,450	16,722,642
Reclassification from Investment properties
Land and buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning	39,745,067	36,211,957
Additions		1,835,054
Reclassification within PPE	348,085
Disposals		53,217
Depreciation of the year	(1,021,176)	(982,165)
Foreign currency translation	71,315	(595,040)
Loss of control	(39,143,291)
Business combination	982,939
Net carrying amount ending	982,939	39,745,067
Reclassification from Investment properties		3,222,044
Buildings in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning	12,114,256	11,757,249
Additions	5,264,663	683,406
Reclassification within PPE	(696,076)
Disposals		(106,421)
Depreciation of the year
Foreign currency translation	9,753	(207,757)
Loss of control	(16,692,596)	(12,221)
Business combination	2,336,374
Net carrying amount ending	2,336,374	12,114,256
Reclassification from Investment properties
Research Instruments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net carrying amount beginning		66,131
Additions
Disposals
Depreciation of the year
Foreign currency translation
Loss of control		(66,131)
Net carrying amount ending
Reclassification from Investment properties